DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF BUSINESS

1. DESCRIPTION OF BUSINESS

National Energy Services Reunited Corp. (“NESR,” the “Company,” “we,” “our,” “us” or similar terms), a British Virgin Islands corporation headquartered in Houston, Texas, is one of the largest oilfield services providers in the Middle East North Africa (“MENA”) region.

Formed in January 2017, NESR started as a special purpose acquisition company (“SPAC”) designed to invest in the oilfield services space globally. NESR filed a registration statement for its initial public offering in May 2017. In November 2017, NESR announced the acquisition of two oilfield services companies in the MENA region: NPS Holdings Limited (“NPS”) and Gulf Energy S.A.O.C. (“GES” and, together with NPS, the “Subsidiaries,” or the “NPS/GES Business Combination”). The formation of NESR as an operating entity was completed on June 7, 2018, after the transactions were approved by the NESR shareholders. On June 1, 2020, NESR further expanded its footprint within the MENA region when its NPS subsidiary acquired Sahara Petroleum Services Company S.A.E. (“SAPESCO,” the “SAPESCO Business Combination”). On May 5, 2021, NESR again expanded its footprint within the MENA region when its NPS subsidiary acquired specific oilfield service lines of Action Energy Company W.L.L. (“Action,” the “Action Business Combination”). On July 1, 2022, NESR acquired a minority stake in W. D. Von Gonten Engineering LLC (“WDVGE” or the “WDVGE Investment”), a premier Reservoir Characterization and Geological & Geophysical (“G&G”) laboratory and consulting business formed from the merger of W. D. Von Gonten Laboratories LLC and W. D. Von Gonten & Co. Petroleum Engineering Consulting.

NESR’s revenues are primarily derived by providing production services (“Production Services”) such as hydraulic fracturing, coil tubing, stimulation and pumping, cementing, nitrogen services, filtration services, pipelines and industrial services, production assurance, artificial lift services, and completions. NESR also provides drilling and evaluation services (“Drilling and Evaluation Services”) such as rigs and integrated services, fishing and downhole tools, thru-tubing intervention, tubular running services, directional drilling, drilling fluids, pressure control, well testing services, wireline logging services, and slickline services. NESR has significant operations throughout the MENA region including Saudi Arabia, Oman, Kuwait, United Arab Emirates, Algeria, Egypt, Libya and Qatar.